Other Income (Expense) (Changes in Other Income (Expense)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Component of Other Income, Nonoperating [Line Items]
Net realized gains (losses) on dispositions of marketable securities and other investments	¥ 3,146	¥ 5,825	¥ (125)
Other-than-temporary impairment loss on marketable securities and other investments	(2,305)	(636)	(902)
Loss on sale of a subsidiary		(13,117)
Foreign exchange gains (losses), net	(2,715)	(3,627)	(409)
Dividends income	4,615	4,213	3,675
Penalties and compensation for damages	1,237	1,105	1,460
Other, net	516	759	627
Total	¥ 4,494	¥ (5,478)	¥ 4,326